Accrued Expenses and Other Current Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Accrued Expense and Other:
Accrued expenses	$ 15,841	$ 12,067
Accrued compensation	15,255	9,812
Accrued professional services, taxes, and other expenses	6,597	5,368
Total accrued expenses and other current liabilities	$ 37,693	$ 27,247